Income Taxes - Schedule of Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Related to acquired intangible assets	¥ 124,450	¥ 1,557